Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues	$ 16,070,924	$ 428,132
Cost of goods sold	11,189,360	308,293
Gross profit	4,881,564	119,839
Operating expenses:
Salaries and benefits	3,391,798	3,662,313
Professional services	688,023	245,546
Other general and administrative expenses	1,854,156	1,625,952
Intangible asset impairment	0	310,173
Goodwill impairment	0	4,887,297
Total general and administrative expenses	5,933,977	10,731,281
Depreciation and amortization	168,271	274,053
Total operating expenses	6,102,248	11,005,334
Net operating loss	(1,220,684)	(10,885,495)
Other income (expense):
Interest expense, including $1,173,986 and $925,839 of warrants issued as a debt discount for the years ended December 31, 2023 and 2022, respectively	(1,839,749)	(1,277,965)
Gain on disposal of property and equipment	0	36,392
Total other expense	(1,839,749)	(1,241,573)
Loss before income tax	(3,060,433)	(12,127,068)
Provision (benefit) for income taxes	0	0
Net loss	$ (3,060,433)	$ (12,127,068)
Weighted average common shares outstanding - basic and diluted (in shares)	5,168,339	4,835,389
Net loss per common share - basic and diluted (in dollars per share)	$ (0.59)	$ (2.51)